AST BOND PORTFOLIO 2020
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 49.8%
Asset-Backed Security — 0.1%
Automobiles
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	34	$ 34,412
(cost $34,209)
Commercial Mortgage-Backed Securities — 2.5%
Commercial Mortgage Trust,
Series 2014-UBS02, Class A2
2.820%	03/10/47	1	966
Series 2015-DC01, Class A2
2.870%	02/10/48	28	28,377
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	174	174,580
Series 2017-C06, Class A1
1.907%	06/10/50	156	157,347
Fannie Mae Multifamily Remic Trust,
Series 2015-M12, Class A1
2.331%	05/25/25	316	321,798
GS Mortgage Securities Trust,
Series 2015-GS01, Class A1
1.935%	11/10/48	18	18,360
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A3
3.322%	07/15/48	197	196,937

Total Commercial Mortgage-Backed Securities (cost $886,822)			898,365
Corporate Bonds — 42.1%
Auto Manufacturers — 5.6%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate + 0.400%
0.470%(c)	10/23/20	1,000	1,000,217
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
1.024%(c)	11/13/20	1,000	1,000,712
			2,000,929
Banks — 18.1%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22	1,125	1,146,062
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25(a)	410	427,397
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22(a)	790	803,294
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25(a)	355	391,931
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20	1,025	1,026,480
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	125	$ 127,113
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	865	886,653
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	470	477,876
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24	200	205,278
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	10/26/20	1,000	1,001,340
			6,493,424
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	133	136,439
Chemicals — 0.6%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	190	205,703
Commercial Services — 1.1%
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
5.800%	05/01/21	400	411,879
Diversified Financial Services — 0.3%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	120	131,197
Electric — 3.2%
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.403%	09/01/21	1,115	1,136,113
Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	365	379,603
Insurance — 3.9%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	15	16,415
4.569%	02/01/29	50	60,393
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.160%
0.456%(c)	10/01/20	1,000	1,000,000
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	160	168,561
A1

AST BOND PORTFOLIO 2020 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Protective Life Global Funding,
Sec’d. Notes, 144A
1.082%	06/09/23	150	$ 151,996
			1,397,365
Machinery-Diversified — 0.1%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	25	26,090
Oil & Gas Services — 2.1%
Schlumberger Finance Canada Ltd.,
Gtd. Notes, 144A
2.200%	11/20/20	750	751,579
Pharmaceuticals — 5.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22	875	905,176
CVS Health Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
0.962%(c)	03/09/21	620	621,551
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.250%	08/20/21	300	307,707
			1,834,434
Telecommunications — 0.6%
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	206,926

Total Corporate Bonds (cost $14,840,172)			15,111,681
Sovereign Bond — 0.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	250	277,910
(cost $248,899)
U.S. Government Agency Obligations — 3.3%
Federal Home Loan Bank
2.625%	10/01/20	600	600,000
Federal National Mortgage Assoc.
2.875%	10/30/20	600	601,296

Total U.S. Government Agency Obligations (cost $1,200,442)			1,201,296
U.S. Treasury Obligation(k) — 1.0%
U.S. Treasury Notes
3.000%	09/30/25	320	363,100
(cost $318,893)

Total Long-Term Investments (cost $17,529,437)			17,886,764

	Shares	Value
Short-Term Investments — 47.8%
Affiliated Mutual Funds — 17.0%
PGIM Core Short-Term Bond Fund(w)	326,813	$ 3,009,949
PGIM Core Ultra Short Bond Fund(w)	2,219,583	2,219,583
PGIM Institutional Money Market Fund (cost $879,280; includes $879,137 of cash collateral for securities on loan)(b)(w)	879,466	879,290

Total Affiliated Mutual Funds (cost $6,111,395)		6,108,822

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 28.0%
Australia & New Zealand Banking Group Ltd.
1.580%	12/01/20	1,000	1,002,528
Canadian Imperial Bank of Commerce
1.730%	12/01/20	1,000	1,002,716
Credit Suisse AG
1.780%	12/01/20	1,000	1,002,749
DNB Bank ASA
1.700%	12/01/20	1,000	1,002,716
Lloyds Bank Corp. Market PLC
1.680%	12/02/20	1,000	1,002,560
Natixis SA
1.790%	12/01/20	1,000	1,002,870
Nordea Bank Abp
1.740%	12/01/20	1,000	1,002,785
Skandinaviska Enskilda Banken AB
1 Month LIBOR + 0.120%
0.274%(c)	12/07/20	1,000	1,000,201
Standard Chartered Bank
1.800%	12/01/20	1,000	1,002,783
Toronto-Dominion Bank (The)
1.720%	12/01/20	1,000	1,002,701

Total Certificates of Deposit (cost $10,000,018)			10,024,609
Commercial Paper — 2.8%
HSBC Bank PLC
144A, 3 Month LIBOR + 0.200%
0.451%(c)	11/02/20	1,000	1,000,180
(cost $1,000,000)

Total Short-Term Investments (cost $17,111,413)			17,133,611

TOTAL INVESTMENTS—97.6% (cost $34,640,850)			35,020,375

Other assets in excess of liabilities(z) — 2.4%			861,982

Net Assets — 100.0%			$ 35,882,357

A2

AST BOND PORTFOLIO 2020 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $851,304; cash collateral of $879,137 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	10 Year U.S. Treasury Notes	Dec. 2020	$1,395,313	$ 2,506
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	443,625	(3,883)
				(1,377)
Short Positions:
32	2 Year U.S. Treasury Notes	Dec. 2020	7,070,750	(2,730)
23	5 Year U.S. Treasury Notes	Dec. 2020	2,898,719	(3,757)
4	20 Year U.S. Treasury Bonds	Dec. 2020	705,125	5,248
				(1,239)
				$(2,616)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3